Derivative liabilities - Series A & B Convertible Preferred Shares (Details)																	3 Months Ended		12 Months Ended
	Oct. 08, 2024 shares	Sep. 16, 2024 $ / shares	Aug. 16, 2024 shares	Jan. 17, 2024 CAD ($) shares	Jan. 17, 2024 USD ($) shares	Dec. 21, 2023 CAD ($) shares	Dec. 21, 2023 USD ($) $ / shares shares	Dec. 13, 2023 $ / shares shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares	Nov. 30, 2024 CAD ($) $ / shares shares	Nov. 30, 2023 CAD ($)	Aug. 31, 2024 CAD ($) shares	Sep. 16, 2024 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Nov. 23, 2020 $ / shares
Derivative Liabilities
Warrants exercise term		5 years				5 years	5 years		3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years
Exercise price of warrants | (per share)		$ 11.25					$ 141.75	$ 141.75	$ 546.75	$ 546.75	$ 546.75	$ 568.35	$ 568.35	$ 568.35	$ 1,457.03	$ 1,687.5				$ 15.29	$ 191.23	$ 191.23	$ 734.4	$ 724.95	$ 722.25	$ 761.4	$ 765.45	$ 760.05	$ 2,276.61
Transaction costs | $																	$ 1,351,836	$ 246,298
Number of shares converted | shares	1
Value of shares issued upon conversion of convertible preferred stock | $																	$ 136,689
Pre-funded warrants
Derivative Liabilities
Exercise price of warrants | $ / shares																	$ 0.001
Series A Convertible Preferred Shares
Derivative Liabilities
Number of shares converted | shares																	400
Shares issued upon conversion of convertible preferred stock | shares																	9,877
Gain (loss) from valuation of derivative financial instruments | $																	$ 413,296	0
Series B Convertible Preferred Shares
Derivative Liabilities
Accelerated amortization of the deferred loss during the period | $																	$ 789,633
Derivatives | Series A Convertible Preferred Shares
Derivative Liabilities
Stated value per share | $ / shares								1,000
Conversion price per share | $ / shares								$ 141.75
Threshold beneficial ownership percentage more than which conversion prohibited								4.99%														4.99%
Percentage of average volume-weighted average price of common shares during five trading days considered for conversion price								80.00%														80.00%
Number of trading days considered for average volume-weighted average price								5 days
Minimum conversion price per share | $ / shares								$ 40.5
Number of warrants issued | shares			21,169			21,169	21,169	7
Warrants exercise term								5 years
Exercise price of warrants | $ / shares								$ 141.75
Number of additional shares issued | shares								1
Holding period of preferred shares								6 months
Number of shares issued during the period | shares						3,000	3,000
Total cash consideration						$ 4,036,025	$ 3,000,000
Transaction costs | $																			$ 615,306
Number of shares converted | shares																	400		650
Shares issued upon conversion of convertible preferred stock | shares																	9,877		11,642
Value of shares issued upon conversion of convertible preferred stock | $																	$ 136,689		$ 301,997
Securities issuance - warrants exchanged (in shares) | shares			41,858
Gain (loss) from valuation of derivative financial instruments | $																			1,715,543
Accelerated amortization of the deferred loss during the period | $																	804,676		0
Derivatives | Series A Convertible Preferred Shares | Pre-funded warrants
Derivative Liabilities
Securities issuance - warrants exchanged (in shares) | shares			475
Derivatives | Series B Convertible Preferred Shares
Derivative Liabilities
Stated value per share | $ / shares								$ 1,000
Conversion price per share | $ / shares								$ 141.75
Threshold beneficial ownership percentage more than which conversion prohibited								4.99%														4.99%
Percentage of average volume-weighted average price of common shares during five trading days considered for conversion price								80.00%														80.00%
Number of trading days considered for average volume-weighted average price								5 days
Minimum conversion price per share | $ / shares								$ 40.75
Number of warrants issued | shares				21,165	21,165			7
Warrants exercise term								5 years
Exercise price of warrants | $ / shares								$ 141.75
Total cash consideration				$ 4,044,900	$ 3,000,000
Transaction costs | $																			839,195
Number of shares converted | shares				3,000	3,000
Gain (loss) from valuation of derivative financial instruments | $																	1,229,560	0
Accelerated amortization of the deferred loss during the period | $																	789,633	0	$ 376,598
Warrant issued
Derivative Liabilities
Gain (loss) from valuation of derivative financial instruments | $																	$ 30,564	$ 5,411,168